Note 7 - Deposits (Detail) - Interest Expense on Deposits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NOW and Money Market accounts	$ 2,011,796	$ 2,580,341	$ 3,968,205
Savings accounts	80,968	118,432	140,382
Certificate accounts	1,999,060	3,099,265	5,536,701
Early withdrawal penalties	(15,630)	(19,775)	(17,155)
	$ 4,076,194	$ 5,778,263	$ 9,628,133